Finance receivables	6 Months Ended
Jun. 30, 2024
Finance receivables
Finance receivables

5. Finance receivables

Finance receivables consist of secured loan receivables measured at amortized cost, net of allowance for expected credit losses.

Finance receivables as at June 30, 2024 are as follows:

$
Balance – January 1, 2024	8,095,354
Add: Interest income	504,434
Less: Interest payments	(492,555)
Less: Principal payments	(1,730,872)
Effects of foreign exchange	99,843
Balance – June 30, 2024	6,476,204
Current	6,476,204
Non-current	-
Balance – June 30, 2024	6,476,204

Allowances for expected credit losses as at June 30, 2024, were $nil (December 31, 2023 - $nil). Finance receivables earn fees at fixed rates and have an average term to maturity of two years from the date of issuance. The loans are secured by residential property with a first or second collateral mortgage on the secured property, except for the loan issued to a related party (Note 18). Loans are issued up to 55% of the initial appraised value of the secured property at the time of issuance.

Finance receivables include the following as at June 30, 2024:

June 30, 2024
$
Minimum payments receivable	6,605,516
Unearned income	(129,312)
Net investment	6,476,204
Allowance for credit losses	—
Finance receivables, net	6,476,204

As at June 30, 2024, all loans were classified as level 1 within the fair value hierarchy – quoted market price and there were no changes between levels during the period.